Shareholders' Equity - Share-based Compensation, Stock Options, Acquisition of ACS (Details) (Stock Options [Member], USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2009 ACS Member	Jul. 31, 2009 ACS Member	Dec. 31, 2010 ACS Member	Feb. 05, 2010 ACS Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares							96,662
Granted, Weighted Average	$ 0.00	$ 0.00	$ 6.79			$ 6.79
Black-Scholes, Fair Value							$ 222
Acquisition ACS, Pre August 2009 Grant							168
Acquisition ACS August 2009 Grant, Unvested Amount							$ 54
Stock options issued upon conversion and outstanding at the Balance Sheet date						33,693
Share Price				$ 6.33	$ 6.89
Expected volatility				38.05%	37.90%
Risk-free interest rate				1.96%	0.23%
Dividend yield				1.97%	1.97%
Expected term, years				4 years 2 months 0 days	0 years 9 months 0 days